Description of Business and Significant Accounting Policies (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounting Polices [Line Items]
Cash, FDIC Insured Amount	$ 4,400,000		$ 5,100,000
Restricted Deposits and Investments, Noncurrent			0	331,000
Casino contract amortization	1,222,000	1,238,000	2,464,000	2,466,000
Commitment	180,000		234,000	342,000
Stock-based compensation expenses	141,000	445,000	789,000	840,000
Product development expenses	156,000	155,000	261,000	395,000
Minimum Percentage Of Tax Benefit Likely To Be Realized Upon Ultimate Settlement	50.00%
Cost of Goods Sold, Depreciation	297,000	174,000
Gaming property and equipment depreciation	1,500,000	2,000,000	3,700,000	4,600,000
Amortization of Intangible Assets	151,000	151,000	302,000	291,000
Lease Term Percentage	75.00%
Present Value Of Future Minimum Lease Payments Percentage Description	lease term is 90% or more of the fair value of the leased property to the lessor at the inception date
Unbilled Other Sales Revenue Net			0	1,300,000
Inventory, LIFO Reserve			27,000	0
Defined Contribution Plan, Administrative Expenses			75,000	22,000
Impairment of assets	19,000	0	75,000	339,000
Gaming Products [Member]
Accounting Polices [Line Items]
Cost of Goods Sold, Depreciation	321,000	108,000	323,000	91,000
Dreamworld Casino [Member]
Accounting Polices [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Patents and Trademarks [Member]
Accounting Polices [Line Items]
Amortization of Intangible Assets	12,000	12,000	24,000	24,000
Technical Know How [Member]
Accounting Polices [Line Items]
Amortization of Intangible Assets	13,000	13,000	26,000	15,000
Casino Contracts [Member]
Accounting Polices [Line Items]
Casino contract amortization	1,200,000	1,200,000	2,500,000	2,500,000
Other Gaming Related Intangible Assets [Member]
Accounting Polices [Line Items]
Amortization of Intangible Assets	$ 126,000	$ 126,000	$ 252,000	$ 252,000